Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (8,094)	$ (4,336)	$ (3,984)
Recognized in profit or loss	653	(2,589)	(616)
Recognized in other comprehensive income	(97)	(1,223)	120
Foreign currency translation differences	(449)	54	144
Net liability - end of period	(7,987)	(8,094)	(4,336)
Liabilities				$ (7,987)	$ (8,094)	$ (4,336)
Assets				0	0	0
NET LIABILITY	$ (8,094)	$ (4,336)	$ (4,336)	(7,987)	(8,094)	(4,336)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				(5,074)	(4,298)	(3,538)
Fair value of plan assets				3,940	3,241	2,970
Surplus (deficit) in plan				(1,134)	(1,057)	(568)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				$ (6,853)	$ (7,037)	$ (3,768)